Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Nationwide Nasdaq-100® Risk-Managed Income ETF
Shareholder Report [Line Items]
Fund Name	Nationwide Nasdaq-100® Risk-Managed Income ETF
Class Name	Nationwide Nasdaq-100® Risk-Managed Income ETF
Trading Symbol	NUSI
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Nasdaq-100® Risk-Managed Income ETF for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefinancial.com/products/investments/etfs/fund-details/NUSI. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://nationwidefinancial.com/products/investments/etfs/fund-details/NUSI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nationwide Nasdaq-100® Risk- Managed Income ETF	$77	0.68%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Nationwide Nasdaq-100® Risk-Managed Income ETF (NUSI) is an income-focused ETF, designed to seek high monthly income for investors, while offering the potential for a measure of downside protection in falling markets along with partial upside capture in rising markets, as indicated by the Fund’s rules-based net-credit collar options model.
Looking back over the past 12-month period as of 8/31/2024, NUSI had a total return of 27.26% and a 12-month trailing yield of 7.4%. The Fund outperformed the Nasdaq-100 Index and the CBOE S&P 500 Zero Cost Put Spread Collar Index (CLLZ), which returned 27.30% and 20.69% respectively, during the same period. The outperformance can mainly be attributed to the active covered call management.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/19/2019)
Nationwide Nasdaq-100® Risk-Managed Income ETF NAV	27.26	8.23
Nationwide Nasdaq-100® Risk-Managed Income ETF Market	27.31	8.21
NASDAQ 100 Total Return Index	27.30	19.98

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://nationwidefinancial.com/products/investments/etfs/fund-details/NUSI for more recent performance information.
Visit https://nationwidefinancial.com/products/investments/etfs/fund-details/NUSI for more recent performance information.

Net Assets	$ 333,961,763
Holdings Count | $ / shares	104
Advisory Fees Paid, Amount	$ 2,663,018
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$333,961,763
Number of Holdings	104
Net Advisory Fee	$2,663,018
Portfolio Turnover	8%
30-Day SEC Yield	0.16%
30-Day SEC Yield Unsubsidized	0.16%

Holdings [Text Block]

Top 10 Issuers	(%)
Apple, Inc.	8.9%
Microsoft Corporation	7.8%
NVIDIA Corporation	7.7%
Broadcom, Inc.	5.0%
Alphabet, Inc.	4.9%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc.	4.7%
Tesla, Inc.	2.7%
Costco Wholesale Corporation	2.6%
Netflix, Inc.	2.0%

Top Sectors	(%)
Information Technology	50.4%
Communication Services	15.6%
Consumer Discretionary	12.4%
Health Care	6.5%
Consumer Staples	6.3%
Industrials	4.6%
Materials	1.5%
Utilities	1.3%
Financials	0.5%
Cash & Other	0.9%

Material Fund Change [Text Block]
MANAGED DISTRIBUTIONS
The Fund seeks to maintain relatively stable monthly distributions, although the amount of income earned by the Fund varies from period to period. Each month, the Fund determines the amount of distribution to pay based on a combination of the amount of options premium generated from the Fund’s options collar strategy implemented for the applicable month, the dividends generated by the Fund’s underlying equity portfolio, and the appreciation of the Fund’s equity holdings. As a result of such distribution strategy, the Fund’s distributions are expected to exceed its earnings and profits in some or all tax years, and consequently, all or a portion of the distributions made for a taxable year may be characterized as a return of capital to shareholders. The Fund made monthly distributions of approximately 0.65% of net assets during each calendar month of the fiscal year.

Updated Prospectus Web Address	https://nationwidefinancial.com/products/investments/etfs/fund-details/NUSI